Annual Total Returns[BarChart] - The Hartford Inflation Plus Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	12.99%	6.41%	(9.15%)	0.58%	(1.50%)	4.08%	1.82%	(1.34%)	6.63%	9.20%